Chrysler Financial Services Americas LLC	Distribution Date: 17-Aug-09
CFAST 2009-A Monthly Servicer’s Certificate (ML)	Page 1 of 2

Payment Determination Statement Number	1
Distribution Date	17-Aug-09
Record Date	14-Aug-09

Dates Covered	From and Including	To and Including
Collections Period	16-Jun-09	31-Jul-09
Accrual Period	14-Jul-09	16-Aug-09
30/360 Days	31
Actual/360 Days	34

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	77,730	$1,641,086,430.26
Collections of Installment Principal		55,441,043.78
Collections Attributable to Full Payoffs		17,708,515.22
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		0.00

Pool Balance — End of Period(EOP)	76,673	$1,567,936,871.26

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,641,086,430.26
Pool Factor (Pool Balance as a % of Initial Pool Balance)	95.54%

Ending Overcollateralization(O/C) Amount	$376,637,860.00
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	131.616%

Cumulative Net Losses	$0.00
Net Credit Loss Ratio (3 mos weighted avg.)	0.000%
Cumulative Recovery Ratio	0.000%

EOP Reserve Account Balance	0.00

Trigger	Compliance?
5.00%	Yes

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	1,175,938.87	0.075%	51
61-90 Days Delinquent	0.00	0.000%	0
91-120 Days Delinquent	0.00	0.000%	0
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	50,683.01	0.003%	2

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	50,683.01
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)	0.00323%

	Current Month	Prior Month
Weighted Average A.P.R.	1.680%	—
Weighted Average Remaining Term (months)	44.57	—
Weighted Average Seasoning (months)	4.30	—

Chrysler Financial Services Americas LLC	Distribution Date: 17-Aug-09
CFAST 2009-A Monthly Servicer’s Certificate (ML)	Page 2 of 2

Cash Sources
Collections of Installment Principal	$55,441,043.78
Collections Attributable to Full Payoffs	17,708,515.22
Principal Amount of Repurchases	0.00
Recoveries on Loss Accounts	0.00
Collections of Interest	3,380,376.26
Investment Earnings	2,758.32
Reserve Account Draw	0.00

Total Sources	$76,532,693.58

Cash Uses
Servicer Fee	$2,051,358.04
Backup Servicer Fee	$20,513.58
A Note Interest	2,359,833.22
Priority Principal Distribution Amount	0.00
Reserve Fund	0.00
Required Principal Distribution Amount	72,100,988.74
Transition Cost to Backup Servicer	0.00
Distribution to Class B Noteholders	0.00

Total Cash Uses	$76,532,693.58

Administrative Payment
Total Principal and Interest Sources	$76,532,693.58
Investment Earnings in Trust Account	(2,758.32)
Daily Collections Remitted	(76,529,569.77)
Cash Reserve in Trust Account	0.00
Servicer Fee (withheld)	(2,051,358.04)
Distribution to Class B Noteholders	0.00

Payment Due to/(from) Trust Account	($2,050,992.55)

O/C Release (Prospectus pg S38-S39)
Pool Balance	$1,567,936,871.26
Yield Supplement O/C Amount	(139,522,817.74)

Adjusted Pool Balance	$1,428,414,053.52

Total Securities	$1,191,299,011.26

Adjusted O/C Amount	$237,115,042.26

Target Overcollateralization Amount	$221,404,178.30

O/C Release Period?	No

O/C Release	$0.00

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 412,000,000.00 @ 1.0115%	412,000,000.00	339,899,011.26	72,100,988.74	175.0023999	393,585.89	0.9553056
Class A-2 121,200,000.00 @ 1.85%	121,200,000.00	121,200,000.00	0.00	0.0000000	193,078.33	1.5930555
Class A-3 730,200,000.00 @ 2.82%	730,200,000.00	730,200,000.00	0.00	0.0000000	1,773,169.00	2.4283333

Total Notes	$1,263,400,000.00	$1,191,299,011.26	$72,100,988.74		$2,359,833.22

*	Class A-1 Interest is computed on an Actual/360 basis while class A-2 interest and Class A-3 interest are calculated on a 30/360 basis. Actual days in current period 34